TAXATION (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Income Tax Abstract
Tax effect of tax losses	$ 45,018,522	$ 35,852,225	$ 38,992,275